Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Company grants equity awards, and can, and has in the past granted stock options. Our Company has not granted stock options since 2016 and does not currently intend to do so in the future. Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, nor does our Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, nor does our Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false